Income Taxes - Maturities of income tax payable (Details) - 2014 Tax Reform $ in Thousands	Dec. 31, 2021 MXN ($)
Income Taxes
Income tax payable	$ 771,873
2022.
Income Taxes
Income tax payable	667,048
2023.
Income Taxes
Income tax payable	$ 104,825